CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 5,297	$ 3,404
Short-term bank deposits	22,192	26,747
Prepaid expenses	108	488
Other receivables	613	1,339
Total current assets	28,210	31,978
NON-CURRENT ASSETS
Long-term prepaid expenses		56
Property and equipment, net	1,816	2,227
Right-of-use assets, net	1,650
Intangible assets, net	21,891	21,972
Total non-current assets	25,357	24,255
Total assets	53,567	56,233
CURRENT LIABILITIES
Current maturities of long-term loans	2,692	895
Accounts payable and accruals:
Trade	7,794	4,493
Other	1,280	1,363
Lease liabilities	202
Total current liabilities	11,968	6,751
NON-CURRENT LIABILITIES
Warrants	658	323
Long-term loans, net of current maturities	5,799	7,838
Lease liabilities	1,762
Total non-current liabilities	8,219	8,161
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	20,187	14,912
EQUITY
Ordinary shares	4,692	3,110
Share premium	265,938	250,192
Capital reserve	12,132	11,955
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(247,966)	(222,520)
Total equity	33,380	41,321
Total liabilities and equity	$ 53,567	$ 56,233